MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations	Our material accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our material accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
3	Business Combinations	13	X	X	X
5	Reportable Segments	19	X		X
6	Revenue Recognition	20	X	X	X
8	Property, Plant and Equipment	25	X	X	X
9	Leases	27	X	X	X
10	Intangible Assets and Goodwill	29	X	X	X
11	Restructuring, Acquisition and Other	32	X		X
14	Income Taxes	34	X		X
15	Earnings Per Share	36	X
16	Accounts Receivable	36	X		X
17	Inventories	37	X
19	Financial Instruments	38	X	X	X
20	Investments	49	X	X
22	Provisions	53	X	X	X
25	Post-Employment Benefits	59	X	X
27	Stock-Based Compensation	66	X	X
30	Commitments and Contingent Liabilities	71	X		X